Subsequent Events (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended	0 Months Ended	2 Months Ended			1 Months Ended					1 Months Ended
	Dec. 31, 2011 Revolving Unsecured Credit Facility [Member]	Sep. 06, 2012 ARCT	Feb. 29, 2012 Dividend Declared - Common stockholders [Member]	Feb. 29, 2012 Dividend Declared - Class D preferred stockholders [Member]	Feb. 29, 2012 Dividend Declared - Class E preferred stockholders [Member]	Jan. 31, 2012 Friendly Ice Cream Corporation Bankruptcy of Tenant - Reorganization [Member]	Jan. 31, 2012 Buffet Holdings, Inc. Bankruptcy of Tenant - Reorganization [Member]	Feb. 29, 2012 Class F cumulative redeemable preferred stock [Member]	Feb. 15, 2017 Class F cumulative redeemable preferred stock [Member]	Mar. 15, 2012 Class F cumulative redeemable preferred stock [Member]	May 31, 2012 New Revolving Unsecured Credit Facility [Member]	Oct. 31, 2012 Subsequent event	Oct. 31, 2012 Subsequent event 2018 Notes	Oct. 31, 2012 Subsequent event 2022 Notes
Subsequent Event [Line Items]
Dividend declared, date description			January 2012 and February 2012	January 2012 and February 2012	January 2012 and February 2012
Dividends payment date, description			February 2012 and March 2012	February 2012 and March 2012	February 2012 and March 2012
Common Stock, Dividends Per Share, Declared (in dollars per share)			$ 0.1455
Preferred Stock Class D, Dividends Per Share, Declared (in dollars per share)				$ 0.1536459
Preferred Stock Class E, Dividends Per Share, Declared (in dollars per share)					$ 0.140625
Total number of leases with the Company						121	86
Accepted leases with the Company						102
Rejected leases with the Company						19
Rental revenue from the tenant (in hundredths)							3.90%
Anticipated rejected leases with the Company							7
Issued preferred stock (in shares)								14.95
Stated rate (in hundredths)								6.625%
Underwriters overallotment option exercised (in shares)								1.95
Net proceeds from issuance								$ 361,700,000
Redeemable value (in dollars per share)									$ 25.00
Initial dividend to be paid (in dollars per share)										$ 0.1702257
Number of days covered (in days)										37D
Monthly stated dividends, recurring (in dollars per share)										$ 0.1380208
Aggregate principal amount of notes issued													350,000,000	450,000,000
Interest rate (as a percent)													2.00%	3.25%
Debt issuance price as a percentage of principal amount													99.91%	99.382%
Effective yield (as a percent)													2.017%	3.323%
Net proceeds from the issuance of debt												790,700,000
Business Acquisition
Purchase price		2,950,000,000
Number properties added to to the portfolio		500
Fixed exchange rate of shares issued for each share of ARCT common stock held		0.2874
Line of Credit Facility [Abstract]
Revolving unsecured credit facility	$ 425,000,000										$ 1,000,000,000
Expiration date	March 2014										May 2016
Extension options	2										1
Variable rate basis											LIBOR
Basis spread on variable rate (as a percent)											1.075%
Facility commitment fee (as a percent)											0.175%
All-in drawn pricing over rate basis (as a percent)											1.25%